ORGANIZATION AND BUSINESS BACKGROUND	6 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 - ORGANIZATION AND BUSINESS BACKGROUND

Hollysys Automation Technologies Ltd. (“Hollysys” or the “Company”) was established under the laws of the British Virgin Islands (“BVI”) on February 6, 2006.

As of December 31, 2018, the Company had subsidiaries incorporated in countries and jurisdictions including the People’s Republic of China (“PRC”), Singapore, Malaysia, Macau, Hong Kong, British Virgin Islands, India and Indonesia.

The Company makes a determination at the inception of each arrangement whether an entity in which the Company has made an investment or in which the Company has other variable interests is considered a variable interest entity (“VIE”). The Company consolidates a VIE when it is deemed to be the primary beneficiary. The primary beneficiary of a VIE is the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Periodically, the Company determines whether any changes occurred requiring a reassessment of whether it is the primary beneficiary of a VIE. If the Company is not deemed to be the primary beneficiary in a VIE, the investment or other variable interests in a VIE is accounted for in accordance with applicable GAAP.

In November 2015, Concord Electrical Contracting Ltd (“CECL“) was established in Doha, Qatar, by Concord Corporation Pte. Ltd. (“CCPL”), a wholly-owned subsidiary of the Company incorporated under the laws of Singapore, and a Qatar citizen as a nominee shareholder, with 49% and 51% of equity interest in CECL, respectively. Through a series of contractual arrangements signed in November 2015 and September 2016, CCPL is entitled to appoint the majority of the directors of CECL who have the power to direct the activities that significantly impact CECL’s economic performance. In addition, CCPL is entitled to
95%
of the variable returns or losses from CECL’s operations. In accordance with Accounting Standards Codification (“ASC”) Topic 810,
Consolidation
, despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between CCPL and CECL through the series of contractual arrangements and CCPL is considered the primary beneficiary of CECL. CECL was concluded as a VIE of the Company and consolidated by the Company since inception.

The carrying amounts and classifications of the assets and liabilities of the VIE are as follows:

	June 30,	December 31,
	2018	2018
		(Unaudited)

Current assets	$25,209	$25,886
Non-current assets	299	233
Total assets	25,508	26,119

Current liabilities	$19,533	$23,710
Total liabilities	19,533	23,710

	Six months ended December 31,
	2017	2018
	(Unaudited)	(Unaudited)

Revenue	$12,108	$11,641
Cost of revenue	10,057	9,443
Net profit	1,712	1,653
Net cash used in operating activities	(5,445)	(2,004)
Net cash used in investing activities	-	-
Net cash provided by financing activities	-	-

As of December 31, 2018, the current assets of the VIE included amounts due from subsidiaries of the Company amounting to $938 (June 30, 2018: $5,443), and the current liabilities of the VIE included amounts due to subsidiaries of the Company amounting to $469 (June 30, 2018: $299), which were all eliminated upon consolidation by the Company. Creditors of the VIE do not have recourse to the general credit of the Company for the liabilities of the VIE.
The Company through
CCPL is obligated to absorb the VIE’s expected losses and to provide financial support to the VIE if required. For the six months ended December 31, 2017 and 2018, the Company has not provided financial support other than that which it was contractually required to provide. The Company believes that there are no assets of the VIE that can be used only to settle obligations of the VIE.

The Company, its subsidiaries and the VIE, (collectively the “Group”) are principally engaged in the manufacture, sale and provision of integrated automation systems and services, mechanical and electrical solution services and installation services in the PRC, Southeast Asia and the Middle East.